Revenues	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Revenues
Note 19 - Revenues

	For the year ended December 31
	2023	2022	2021
	USD in thousands	USD in thousands	USD in thousands
Sale of electricity	242,808	173,992	83,034
Operation of facilities	4,634	7,066	11,275
Construction services	419	476	3,460
Management or development fees	7,841	10,638	4,692

Total	255,702	192,172	102,461